Average Annual Total Returns - Invesco Charter Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class S Inception Date	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 Years	Lipper Large Cap Core Funds Index 1 Year	Lipper Large Cap Core Funds Index 5 Years	Lipper Large Cap Core Funds Index 10 Years
Total	Nov. 26, 1968	7.24%	9.33%	8.61%	6.65%	6.99%	6.68%	4.70%	6.98%	6.60%	Aug. 04, 1997	11.58%	9.74%	8.57%	Jun. 03, 2002	13.21%	10.30%	8.96%	Sep. 25, 2009	13.61%	10.69%	9.34%	Oct. 03, 2008	13.78%	10.84%	9.50%	Jul. 30, 1991	13.82%	10.94%	9.60%	Sep. 24, 2012	13.91%	11.01%	9.59%	[1]	20.96%	15.60%	14.01%	18.40%	15.22%	13.88%	16.10%	14.04%	12.49%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.